DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2024
M2i Global Inc [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — Description of Organization and Business Operations

The Company was incorporated in the State of Nevada on June 12, 2018. On June 7, 2023, the Company (“M2i Global, Inc.”) (formerly known as “Inky, Inc.”) filed with the Secretary of State of Nevada an Amendment to the Certificate of Incorporation to change its corporate name from “Inky, Inc.”, to “M2i Global, Inc.”, effective June 7, 2023.

The Company was formerly engaged in developing mobile software applications for smartphones and table devices. During May 2023, the Company became the sole shareholder of U.S. Minerals and Metals Corp., a Nevada corporation (“USMM”) through the issuance of preferred and common shares for cash (Note 9). Concurrently, the Company shifted its operations to specialization in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners. The Company’s vision is to develop and execute a complete global value supply chain for critical minerals for the United States government and certain trading partners of the United States. To implement this vision, the Company intends to operate four key business units as set forth below:

●	M2i Mining, Processing & Refining: a business engaged in developing and supplying the U.S sanctioned value chain of critical metals;
●	M2i Scrap & Recycling: a business engaged in establishing a source of critical metals from scrap and recycling of metals; and
●	M2i Government and Defense Industrial Base: a business engaged in aligning M2i’s business with U.S. policy in terms of industry requirements and national interests.to facilitate participation in U.S. government programs such as the creation and management of a Strategic Minerals Reserve as an enhancement of the U.S. government’s National Defense Stockpile.

On June 30, 2024, the Company and Komodo Capital (“Komodo”), a company specializing in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners, entered into a strategic partnership (the “Strategic Partnership”), in order for Komodo to use its relationships to provide the Company with access to various critical minerals, with an ultimate goal of suppling the U.S. government and U.S. free trade partners with these critical minerals. Komodo Capital also offers comprehensive advisory services. The Company issued 8,000,000 shares of common stock as part of this agreement.

On June 30, 2024, the Company and NTM Minerals Limited (“NTM”), a company specializing in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners, entered into an exclusive offtake agreement (the “Offtake Agreement”), in which NTM will provide for 88,000 tonnes of copper, currently valued at approximately $850 million. The Company is granted offtake rights for a maximum of 88,000 tonnes of copper that is sourced from the Redbank tenements in return for 12 million shares of the Company’s common stock. NTM shall receive additional payments for incremental resource increases or upgrades from the Redbank tenements. M2i retains the option to participate in production pre-funding opportunities.

On July 28, 2025, Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) among the Company, Volato Group, Inc., a Delaware corporation (“Volato”), and Volato Merger Subsidiary, Inc., a Nevada corporation and wholly-owned subsidiary of Volato (“Merger Sub”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions therein, at the effective time of the merger, Merger Sub will be merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Volato. The Merger Agreement contains customary representations, warranties and covenants of the parties, and is subject to approval by the Company’s stockholders, approval by the holders of Volato’s Class A common stock, $0.0001 par value per share (“Volato Common Stock”) receipt of certain regulatory approvals and other customary closing conditions. The Company’s board of directors unanimously approved the Merger Agreement and determined that the Merger is advisable and in the best interests of the Company and its stockholders.